UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  3100 West End Avenue, Suite 1250
	  Nashville, Tennessee  37203

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mark Bryan Smith
Title:	Treasurer
Phone:	615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     August 1, 2005


Report Type (Check only one.):

[x]   		13F HOLDINGS REPORT.
[ ] 		13F NOTICE.
[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total: 102

Form 13F Information Table Value total: $326,053 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     4249    58769 SH       SOLE                    53174              5595
A. H. Belo Corp.               COM              080555105      209     8700 SH       SOLE                     7500              1200
Abbott Laboratories Corp.      COM              002824100      244     4985 SH       SOLE                     4985
Accenture Ltd                  COM              g1150g111     2719   119925 SH       SOLE                   106775             13150
Altria Group, Inc.             COM              02209s103      796    12317 SH       SOLE                     8777              3540
American Express Co.           COM              025816109     1438    27023 SH       SOLE                    24496              2527
American Healthways            COM              02649V104      534    12624 SH       SOLE                    10724              1900
American International Group   COM              026874107     8869   152649 SH       SOLE                   147816              4833
American Retirement Corp.      COM              028913101     8132   556242 SH       SOLE                   547713              8529
Amgen Inc.                     COM              031162100     6059   100219 SH       SOLE                    92894              7325
Amsouth Bancorporation         COM              032165102     5783   222414 SH       SOLE                   202543             19871
Anheuser-Busch Companies, Inc. COM              035229103      370     8096 SH       SOLE                     5996              2100
Apache Corp.                   COM              037411105     8452   130842 SH       SOLE                   123514              7328
Automatic Data Processing      COM              053015103     1471    35050 SH       SOLE                    34450               600
BP Amoco LP                    COM              055622104     1196    19175 SH       SOLE                    17331              1844
Baker Hughes, Inc.             COM              057224107      485     9480 SH       SOLE                     9345               135
BankAmerica Corp.              COM              060505104     1127    24708 SH       SOLE                    24310               398
BellSouth Corp.                COM              079860102      245     9205 SH       SOLE                     5945              3260
Berkshire Hathaway Inc. Class  COM              084670108     1670       20 SH       SOLE                       15                 5
Berkshire Hathaway Inc. Class  COM              084670207     5664     2035 SH       SOLE                     1951                84
Biomet, Inc.                   COM              090613100     3654   105503 SH       SOLE                    98053              7450
Bristol Myers Squibb           COM              110122108      852    34106 SH       SOLE                    34106
Cendant Corp.                  COM              151313103     4251   190036 SH       SOLE                   177885             12151
Central Parking Corp.          COM              154785109      713    51875 SH       SOLE                    46775              5100
Ceridian Corp.                 COM              156779100      239    12272 SH       SOLE                    12272
Chevron Corp.                  COM              166764100      693    12396 SH       SOLE                    10766              1630
Cisco Systems Inc.             COM              17275R102     5833   305707 SH       SOLE                   284097             21610
Citigroup Inc.                 COM              172967101     4361    94338 SH       SOLE                    89869              4469
Coca Cola Co.                  COM              191216100     1878    44976 SH       SOLE                    42286              2690
ConocoPhillips                 COM              20825c104     5640    98099 SH       SOLE                    93987              4112
Dell Corp.                     COM              24702r101      612    15510 SH       SOLE                    15510
Dionex Corp.                   COM              254546104      279     6400 SH       SOLE                     6400
Dollar General Corp.           COM              256669102      609    29900 SH       SOLE                    25032              4868
Dominion Resources, Inc.       COM              25746u109      452     6155 SH       SOLE                     5355               800
Dover Corp.                    COM              260003108      255     7000 SH       SOLE                     6200               800
Duke Energy Corp.              COM              264399106      490    16480 SH       SOLE                    15180              1300
Eaton Corp.                    COM              278058102      407     6802 SH       SOLE                     6802
Exxon Mobil Corp.              COM              30231G102    10648   185276 SH       SOLE                   177575              7701
FedEx Corp.                    COM              31428X106     3622    44716 SH       SOLE                    42291              2425
Federal National Mortgage Assn COM              313586109     1071    18331 SH       SOLE                    16281              2050
First Data Corp.               COM              319963104     3230    80461 SH       SOLE                    71654              8807
Fortune Brands Inc.            COM              349631101      211     2376 SH       SOLE                     2376
General Electric Co.           COM              369604103    12927   373071 SH       SOLE                   350605             22466
General Mills Inc.             COM              370334104     1882    40225 SH       SOLE                    37850              2375
Gillette Co.                   COM              375766102     3000    59254 SH       SOLE                    53971              5283
HCA Inc.                       COM              404119109    19485   343836 SH       SOLE                   339065              4771
Halliburton Inc.               COM              406216101     8319   173968 SH       SOLE                   164815              9153
HealthStream Inc.              COM              42222n103      330    85000 SH       SOLE                    85000
Hewlett Packard Co.            COM              428236103     1825    77638 SH       SOLE                    74488              3150
Home Depot Inc.                COM              437076102     9952   255825 SH       SOLE                   246200              9625
Intel Corp.                    COM              458140100     7839   301265 SH       SOLE                   278090             23175
International Business Machine COM              459200101     4634    62456 SH       SOLE                    57356              5100
J. P. Morgan Chase & Co. Inc.  COM              46625h100     1335    37806 SH       SOLE                    36506              1300
Johnson & Johnson              COM              478160104     8754   134672 SH       SOLE                   127215              7456
Kimberly-Clark Corp.           COM              494368103     1161    18550 SH       SOLE                    17450              1100
L-3 Communications             COM              502424104     5468    71401 SH       SOLE                    68551              2850
Liberty Global, Inc. Class A   COM              530719103     1322    28364 SH       SOLE                    27069              1295
Liberty Media Corp.            COM              530718105     4521   443707 SH       SOLE                   406957             36750
Lifepoint Hospitals, Inc.      COM              53219l109      268     5297 SH       SOLE                     5297
Lowes Companies                COM              548661107     2459    42229 SH       SOLE                    36979              5250
Medtronic Inc.                 COM              585055106     7196   138940 SH       SOLE                   127165             11775
Microsoft Corp.                COM              594918104     5112   205802 SH       SOLE                   184232             21570
Molex Inc. - Class A           COM              608554200     4411   187850 SH       SOLE                   177306             10544
News Corp. Ltd. Class B        COM              65248e203     1479    87700 SH       SOLE                    83850              3850
O Charley's Inc.               COM              670823103      337    19100 SH       SOLE                    16400              2700
PHH Corp.                      COM              693320202      234     9112 SH       SOLE                     8506               606
PepsiCo Inc.                   COM              713448108     1496    27738 SH       SOLE                    25723              2015
Perot Systems Corp.            COM              714265105      627    44100 SH       SOLE                    42100              2000
Pfizer Inc.                    COM              717081103     1899    68849 SH       SOLE                    63539              5310
Pinnacle Financial Partners    COM              72346q104      216     9000 SH       SOLE                     5000              4000
Procter & Gamble Co.           COM              742718109     1384    26237 SH       SOLE                    23887              2350
Regions Financial Corp.        COM              758940100      291     8587 SH       SOLE                     8587
Republic Services Inc.         COM              760759100     7942   220545 SH       SOLE                   207795             12750
Royal Dutch Petroleum Co.      COM              780257804      260     4000 SH       SOLE                     3200               800
S&P SmallCap 600 Index Fund    COM              464287804     1623    29500 SH       SOLE                    28750               750
SBC Communications, Inc.       COM              78387g103      338    14217 SH       SOLE                    13298               919
Sanofi Aventis ADR             COM              80105n105     3678    89731 SH       SOLE                    80931              8800
Schlumberger Ltd.              COM              806857108     6304    83013 SH       SOLE                    77338              5675
Select Basic Materials Sector  COM              81369y100     1806    66545 SH       SOLE                    59695              6850
Sovereign Chief Venture F      COM              845912104        7    17000 SH       SOLE                                      17000
St. Paul Travelers Company     COM              792860108     2128    53822 SH       SOLE                    51447              2375
SunTrust Banks Inc.            COM              867914103     2558    35411 SH       SOLE                    34807               604
Sungard Data Systems Inc.      COM              867363103     8350   237426 SH       SOLE                   224076             13350
Sysco Corp.                    COM              871829107    11344   313461 SH       SOLE                   292846             20615
Target Corporation             COM              87612e106      481     8845 SH       SOLE                     7675              1170
Tyco International Ltd.        COM              902124106     3430   117462 SH       SOLE                   109522              7940
United Parcel Svc. Inc. CL B   COM              911312106     4275    61820 SH       SOLE                    56795              5025
United Technologies Corp.      COM              913017109     5675   110510 SH       SOLE                   101360              9150
Verizon Communications         COM              92343v104      399    11543 SH       SOLE                     8732              2811
Viacom- Cl. B                  COM              925524308     1089    33998 SH       SOLE                    31898              2100
Vodafone Group PLC ADR         COM              92857w100     5213   214338 SH       SOLE                   195938             18400
Wachovia Corp.                 COM              929903102      553    11142 SH       SOLE                     9876              1266
Wal-Mart Stores Inc.           COM              931142103    10336   214443 SH       SOLE                   204443             10000
Walt Disney Co.                COM              254687106     2816   111829 SH       SOLE                    99567             12262
Wells Fargo & Co.              COM              949746101     4904    79632 SH       SOLE                    75830              3802
Willis Group Holdings Inc.     COM              G96655108     5034   153862 SH       SOLE                   144160              9702
Wyeth Co.                      COM              983024100      910    20454 SH       SOLE                    16679              3775
Zimmer Holdings, Inc.          COM              98956P102      310     4076 SH       SOLE                     4029                47
iShares China                  COM              464287184     1311    22950 SH       SOLE                    22375               575
iShares MSCI Japan             COM              464286848     1808   178325 SH       SOLE                   171825              6500
iShares MSCI Pacific Rim       COM              464286665      787     8360 SH       SOLE                     8235               125
Lehman Bros. HLDGS PINES-Gener PFD CV           524908563      510    20100 SH       SOLE                    20100